PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total cost	$ 12,859		$ 15,537
Total accumulated depreciation	9,535		12,260
Depreciated cost	3,324		3,277
Depreciation expenses	742		797		741
Factory Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,989		1,989
Total accumulated depreciation	1,741		1,660
Other Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,329		1,319
Total accumulated depreciation	622		570
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	8,934	[1]	11,628	[1]
Total accumulated depreciation	6,783	[1]	9,704	[1]
Write-offs of property, plant and equipment	3,502
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	399		393
Total accumulated depreciation	293		278
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	208		208
Total accumulated depreciation	$ 96		$ 48

[1]	Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2012 and 2011 amounted to $3,502 and $0, respectively. The write-offs are due to fully depreciated assets that are no longer in use.